UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01444

DWS Value Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  2/28

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS S&P 500 Plus Fund
	Shares	Value ($)
Common Stocks 92.1%
Consumer Discretionary 9.7%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	54,963
Johnson Controls, Inc.	10,800	427,680

		482,643
Automobiles 0.5%
Ford Motor Co.* (a)	64,550	963,086
Harley-Davidson, Inc. (a)	3,800	141,208

		1,104,294
Distributors 0.1%
Genuine Parts Co. (a)	2,300	126,040
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	2,400	98,664
DeVry, Inc.	600	32,310
H&R Block, Inc.	3,704	60,005

		190,979
Hotels Restaurants & Leisure 1.6%
Carnival Corp. (Units)	6,900	267,789
Chipotle Mexican Grill, Inc.*	500	144,535
Darden Restaurants, Inc.	1,700	86,105
International Game Technology	3,400	58,616
Marriott International, Inc. "A" (a)	3,930	148,593
McDonald's Corp.	16,108	1,313,447
Starbucks Corp.	12,400	456,196
Starwood Hotels & Resorts Worldwide, Inc. (a)	3,100	189,038
Wyndham Worldwide Corp.	2,900	100,949
Wynn Resorts Ltd.	1,100	161,172
Yum! Brands, Inc.	7,700	425,964

		3,352,404
Household Durables 0.4%
D.R. Horton, Inc.	5,600	68,208
Fortune Brands, Inc.	2,400	155,352
Harman International Industries, Inc.	1,000	47,970
Leggett & Platt, Inc.	1,900	49,077
Lennar Corp. "A"	1,200	22,776
Newell Rubbermaid, Inc.	5,800	103,298
Pulte Group, Inc.* (a)	6,877	58,042
Stanley Black & Decker, Inc.	2,592	191,497
Whirlpool Corp.	1,100	92,180

		788,400
Internet & Catalog Retail 0.8%
Amazon.com, Inc.*	5,400	1,062,126
Expedia, Inc.	3,100	86,831
Netflix, Inc.* (a)	700	189,560
Priceline.com, Inc.* (a)	700	360,633

		1,699,150
Leisure Equipment & Products 0.1%
Hasbro, Inc.	2,300	105,202
Mattel, Inc.	5,800	153,091

		258,293
Media 3.0%
Cablevision Systems Corp. (New York Group) "A"	2,000	71,040
CBS Corp. "B"	9,600	268,320
Comcast Corp. "A"	43,200	1,090,368
DIRECTV "A"*	13,400	673,484
Discovery Communications, Inc. "A"* (a)	4,500	196,020
Gannett Co., Inc.	2,217	31,614
Interpublic Group of Companies, Inc.	6,300	75,159
McGraw-Hill Companies, Inc. (a)	4,500	191,115
News Corp. "A"	35,500	651,070
Omnicom Group, Inc. (a)	4,200	196,434
Scripps Networks Interactive "A"	1,700	85,731
Time Warner Cable, Inc.	5,376	415,135
Time Warner, Inc.	17,366	632,643
Viacom, Inc. "B"	9,100	458,731
Walt Disney Co.	28,900	1,203,107
Washington Post Co. "B"	100	41,059

		6,281,030
Multiline Retail 0.7%
Big Lots, Inc.*	800	26,728
Family Dollar Stores, Inc.	2,000	111,480
JC Penney Co., Inc.	4,200	148,806
Kohl's Corp.	5,300	282,172
Macy's, Inc.	6,200	179,056
Nordstrom, Inc.	2,000	93,660
Sears Holdings Corp.* (a)	500	35,500
Target Corp.	11,300	559,689

		1,437,091
Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	1,000	75,770
AutoNation, Inc.*	600	21,060
AutoZone, Inc.*	500	147,000
Bed Bath & Beyond, Inc.*	3,800	204,782
Best Buy Co., Inc. (a)	4,800	152,448
CarMax, Inc.*	3,600	106,776
GameStop Corp. "A"*	3,100	86,738
Home Depot, Inc. (a)	26,600	965,048
Limited Brands, Inc.	3,500	139,860
Lowe's Companies, Inc.	20,800	502,112
O'Reilly Automotive, Inc.*	2,000	120,220
RadioShack Corp.	1,200	18,912
Ross Stores, Inc.	1,400	114,744
Staples, Inc. (a)	10,100	169,882
The Gap, Inc. (a)	6,100	118,340
Tiffany & Co. (a)	1,600	121,056
TJX Companies, Inc.	6,100	323,422
Urban Outfitters, Inc.*	3,000	91,380

		3,479,550
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	4,100	261,006
NIKE, Inc. "B"	5,618	474,440
Polo Ralph Lauren Corp.	1,100	139,447
VF Corp.	1,100	109,637

		984,530
Consumer Staples 9.8%
Beverages 2.2%
Brown-Forman Corp. "B"	1,500	108,720
Coca-Cola Co.	36,239	2,421,128
Coca-Cola Enterprises, Inc.	5,100	147,339
Constellation Brands, Inc. "A"*	2,700	59,292
Dr. Pepper Snapple Group, Inc.	3,400	140,080
Molson Coors Brewing Co. "B"	2,500	116,625
PepsiCo, Inc.	23,727	1,687,464

		4,680,648
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	7,000	577,360
CVS Caremark Corp.	21,400	827,966
Kroger Co.	10,600	263,092
Safeway, Inc. (a)	5,544	136,937
SUPERVALU, Inc.	1,900	19,494
Sysco Corp.	9,300	299,553
Wal-Mart Stores, Inc. (a)	29,988	1,655,937
Walgreen Co. (a)	14,400	628,272
Whole Foods Market, Inc. (a)	1,800	110,088

		4,518,699
Food Products 1.6%
Archer-Daniels-Midland Co.	9,900	320,859
Campbell Soup Co.	2,400	83,400
ConAgra Foods, Inc.	6,200	157,666
Dean Foods Co.*	2,400	33,312
General Mills, Inc.	9,668	384,496
H.J. Heinz Co. (a)	4,900	269,108
Hormel Foods Corp.	2,800	82,124
Kellogg Co.	4,000	227,960
Kraft Foods, Inc. "A" (a)	26,319	920,376
McCormick & Co., Inc.	2,000	100,380
Mead Johnson Nutrition Co.	2,800	189,812
Sara Lee Corp.	11,400	222,870
The Hershey Co.	2,000	111,460
The JM Smucker Co.	1,900	150,632
Tyson Foods, Inc. "A" (a)	5,300	100,806

		3,355,261
Household Products 2.0%
Clorox Co. (a)	2,200	155,056
Colgate-Palmolive Co.	7,400	647,722
Kimberly-Clark Corp.	6,306	430,700
Procter & Gamble Co. (a)	42,587	2,853,329

		4,086,807
Personal Products 0.2%
Avon Products, Inc.	6,000	178,260
Estee Lauder Companies, Inc. "A" (a)	1,700	174,267

		352,527
Tobacco 1.6%
Altria Group, Inc.	31,803	892,392
Lorillard, Inc.	2,200	253,616
Philip Morris International, Inc.	27,803	1,994,865
Reynolds American, Inc.	5,200	206,856

		3,347,729
Energy 11.9%
Energy Equipment & Services 2.2%
Baker Hughes, Inc.	6,521	482,098
Cameron International Corp.*	3,600	171,576
Diamond Offshore Drilling, Inc.	1,200	88,404
FMC Technologies, Inc.*	3,200	142,816
Halliburton Co. (a)	16,900	847,535
Helmerich & Payne, Inc.	2,500	156,700
Nabors Industries Ltd.*	3,300	92,037
National Oilwell Varco, Inc.	6,700	486,286
Noble Corp. (a)	4,000	167,480
Rowan Companies, Inc.*	1,000	39,650
Schlumberger Ltd.	22,139	1,897,755

		4,572,337
Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	7,382	587,017
Apache Corp.	7,086	882,916
Cabot Oil & Gas Corp.	1,100	64,625
Chesapeake Energy Corp.	10,689	334,993
Chevron Corp.	31,400	3,294,174
ConocoPhillips	22,277	1,631,122
CONSOL Energy, Inc.	3,200	164,064
Denbury Resources, Inc.* (a)	8,100	177,876
Devon Energy Corp.	6,392	537,375
El Paso Corp.	10,000	210,500
EOG Resources, Inc.	5,100	556,614
EQT Corp.	2,100	113,778
Exxon Mobil Corp.	78,039	6,513,915
Hess Corp.	6,700	529,501
Marathon Oil Corp.	11,208	607,137
Massey Energy Co.	1,100	72,600
Murphy Oil Corp.	2,800	192,892
Newfield Exploration Co.*	1,700	126,803
Noble Energy, Inc.	2,800	260,960
Occidental Petroleum Corp.	13,300	1,434,405
Peabody Energy Corp.	4,100	251,576
Pioneer Natural Resources Co.	1,900	174,458
QEP Resources, Inc.	2,100	91,350
Range Resources Corp. (a)	2,700	150,984
Southwestern Energy Co.*	5,700	249,489
Spectra Energy Corp.	9,300	256,587
Sunoco, Inc.	2,000	80,980
Tesoro Corp.*	900	21,960
Valero Energy Corp.	8,800	242,000
Williams Companies, Inc.	8,700	273,093

		20,085,744
Financials 14.1%
Capital Markets 2.2%
Ameriprise Financial, Inc.	3,816	233,654
Bank of New York Mellon Corp.	17,952	504,631
BlackRock, Inc.	1,500	308,340
Charles Schwab Corp.	16,700	300,767
E*TRADE Financial Corp.*	2,150	33,991
Federated Investors, Inc. "B" (a)	900	23,067
Franklin Resources, Inc.	2,200	285,076
Invesco Ltd.	6,600	162,822
Janus Capital Group, Inc.	1,100	11,363
Legg Mason, Inc.	2,500	84,600
Morgan Stanley	28,616	691,363
Northern Trust Corp. (a)	3,800	185,402
State Street Corp.	8,100	370,737
T. Rowe Price Group, Inc.	6,000	379,800
The Goldman Sachs Group, Inc.	7,870	1,107,545

		4,683,158
Commercial Banks 2.5%
BB&T Corp.	15,500	426,870
Comerica, Inc. (a)	3,000	108,330
Fifth Third Bancorp.	10,900	142,354
First Horizon National Corp.	3,193	33,559
Huntington Bancshares, Inc.	10,900	71,940
KeyCorp	12,600	106,722
M&T Bank Corp. (a)	2,700	238,410
Marshall & Ilsley Corp.	5,200	41,600
PNC Financial Services Group, Inc.	7,646	477,263
Regions Financial Corp.	19,500	137,670
SunTrust Banks, Inc.	8,400	236,292
US Bancorp.	29,400	752,640
Wells Fargo & Co.	83,265	2,362,228
Zions Bancorp.	2,400	57,192

		5,193,070
Consumer Finance 0.7%
American Express Co.	15,700	810,120
Capital One Financial Corp.	7,200	391,248
Discover Financial Services	7,701	183,592
SLM Corp.*	7,900	134,616

		1,519,576
Diversified Financial Services 3.5%
Bank of America Corp.	152,826	1,795,705
Citigroup, Inc.	43,535	1,791,465
CME Group, Inc. "A"	1,100	314,336
IntercontinentalExchange, Inc.*	1,000	120,650
JPMorgan Chase & Co.	62,844	2,717,375
Leucadia National Corp. (a)	3,800	134,748
Moody's Corp. (a)	3,100	123,721
NYSE Euronext	3,700	134,717
The NASDAQ OMX Group, Inc.*	2,900	74,008

		7,206,725
Insurance 3.5%
ACE Ltd.	4,900	337,218
Aflac, Inc.	7,400	353,646
Allstate Corp.	8,697	272,912
American International Group, Inc.* (a)	6,996	199,386
Aon Corp.	5,300	276,395
Assurant, Inc.	1,700	62,883
Berkshire Hathaway, Inc. "B"*	27,376	2,164,620
Chubb Corp. (a)	4,700	308,273
Cincinnati Financial Corp.	2,420	73,616
Genworth Financial, Inc. "A"*	7,000	77,770
Hartford Financial Services Group, Inc.	6,100	162,565
Lincoln National Corp.	5,000	146,750
Loews Corp.	4,700	197,494
Marsh & McLennan Companies, Inc.	8,900	272,963
MetLife, Inc.	17,619	776,998
Principal Financial Group, Inc. (a)	5,068	158,476
Progressive Corp.	10,800	233,820
Prudential Financial, Inc.	6,907	440,529
The Travelers Companies, Inc. (a)	7,100	440,768
Torchmark Corp.	1,200	79,560
Unum Group	4,100	107,871
XL Group PLC (a)	5,400	127,764

		7,272,277
Real Estate Investment Trusts 1.5%
Apartment Investment & Management Co. "A" (REIT)	1,170	31,274
AvalonBay Communities, Inc. (REIT) (a)	1,315	174,987
Boston Properties, Inc. (REIT) (a)	1,900	205,865
Equity Residential (REIT)	5,900	364,797
HCP, Inc. (REIT)	7,300	276,962
Health Care REIT, Inc. (REIT) (a)	2,300	122,337
Host Hotels & Resorts, Inc. (REIT)	9,424	165,674
Kimco Realty Corp. (REIT)	4,800	93,648
Plum Creek Timber Co., Inc. (REIT) (a)	3,000	121,560
ProLogis (REIT)	11,000	182,160
Public Storage (REIT)	2,200	260,348
Simon Property Group, Inc. (REIT)	5,387	635,989
Ventas, Inc. (REIT)	2,000	112,800
Vornado Realty Trust (REIT)	2,238	220,175
Weyerhaeuser Co. (REIT) (a)	7,573	163,122

		3,131,698
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	5,700	150,651
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	6,800	62,084
People's United Financial, Inc.	4,300	57,405

		119,489
Health Care 10.7%
Biotechnology 1.1%
Amgen, Inc.*	14,500	877,830
Biogen Idec, Inc.*	3,600	341,028
Celgene Corp.*	6,700	408,097
Cephalon, Inc.*	1,300	103,597
Gilead Sciences, Inc.*	12,800	534,272

		2,264,824
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	8,707	518,241
Becton, Dickinson & Co.	3,600	315,180
Boston Scientific Corp.*	23,800	170,884
C.R. Bard, Inc. (a)	1,300	145,314
CareFusion Corp.*	3,150	91,287
Covidien PLC	8,000	440,000
DENTSPLY International, Inc.	2,900	113,796
Edwards Lifesciences Corp.*	1,800	159,714
Intuitive Surgical, Inc.* (a)	600	209,400
Medtronic, Inc.	16,600	675,620
St. Jude Medical, Inc.	5,400	273,618
Stryker Corp.	5,100	318,240
Varian Medical Systems, Inc.* (a)	1,700	114,818
Zimmer Holdings, Inc.* (a)	2,700	182,952

		3,729,064
Health Care Providers & Services 2.0%
Aetna, Inc.	5,900	257,712
AmerisourceBergen Corp. (a)	3,900	160,758
Cardinal Health, Inc.	5,000	227,100
CIGNA Corp.	3,800	189,582
Coventry Health Care, Inc.*	2,900	102,022
DaVita, Inc.*	1,700	142,885
Express Scripts, Inc.*	8,000	476,480
Humana, Inc.*	2,400	193,272
Laboratory Corp. of America Holdings* (a)	1,672	168,588
McKesson Corp.	4,100	351,001
Medco Health Solutions, Inc.*	6,700	401,062
Patterson Companies, Inc.	1,300	44,960
Quest Diagnostics, Inc.	2,100	122,682
Tenet Healthcare Corp.*	11,000	70,180
UnitedHealth Group, Inc.	17,124	838,220
WellPoint, Inc.	5,800	453,386

		4,199,890
Health Care Technology 0.1%
Cerner Corp.* (a)	1,000	120,100
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.* (a)	4,800	239,376
Life Technologies Corp.*	2,862	148,738
PerkinElmer, Inc.	1,700	47,073
Thermo Fisher Scientific, Inc.*	6,200	405,790
Waters Corp.*	1,500	147,840

		988,817
Pharmaceuticals 5.2%
Abbott Laboratories	22,904	1,196,734
Allergan, Inc.	4,600	380,558
Bristol-Myers Squibb Co.	26,024	748,450
Eli Lilly & Co.	15,600	600,288
Forest Laboratories, Inc.*	4,800	172,896
Hospira, Inc.*	2,800	154,812
Johnson & Johnson (a)	43,208	2,907,466
Merck & Co., Inc.	46,207	1,698,107
Mylan, Inc.*	9,000	211,905
Pfizer, Inc.	126,990	2,723,936
Watson Pharmaceuticals, Inc.*	1,700	109,395

		10,904,547
Industrials 10.2%
Aerospace & Defense 2.6%
Boeing Co.	11,307	882,285
General Dynamics Corp.	5,731	425,355
Goodrich Corp.	1,700	148,393
Honeywell International, Inc.	12,100	720,555
ITT Corp. (a)	3,000	172,860
L-3 Communications Holdings, Inc.	1,600	130,640
Lockheed Martin Corp.	4,430	345,097
Northrop Grumman Corp.	4,700	306,863
Precision Castparts Corp. (a)	2,300	361,330
Raytheon Co. (a)	5,661	285,201
Rockwell Collins, Inc.	2,100	128,373
Textron, Inc. (a)	4,200	96,096
United Technologies Corp.	15,304	1,343,232

		5,346,280
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc. (a)	2,400	192,528
Expeditors International of Washington, Inc.	3,100	163,742
FedEx Corp.	4,600	430,744
United Parcel Service, Inc. "B"	15,313	1,125,352

		1,912,366
Airlines 0.1%
Southwest Airlines Co.	11,700	138,411
Building Products 0.0%
Masco Corp.	4,700	66,975
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	2,400	101,616
Cintas	2,400	78,840
Iron Mountain, Inc. (a)	3,600	122,436
Pitney Bowes, Inc.	3,300	78,837
R.R. Donnelley & Sons Co.	2,400	51,216
Republic Services, Inc.	4,600	144,992
Stericycle, Inc.*	1,400	124,726
Waste Management, Inc. (a)	7,300	283,824

		986,487
Construction & Engineering 0.2%
Fluor Corp.	2,700	186,111
Jacobs Engineering Group, Inc.*	1,600	73,696
Quanta Services, Inc.*	3,400	67,150

		326,957
Electrical Equipment 0.4%
Emerson Electric Co.	11,600	632,780
Rockwell Automation, Inc.	2,100	174,531
Roper Industries, Inc.	1,100	91,817

		899,128
Industrial Conglomerates 2.3%
3M Co.	10,799	1,019,210
General Electric Co.	171,613	3,370,479
Tyco International Ltd.	7,600	375,060

		4,764,749
Machinery 2.2%
Caterpillar, Inc. (a)	11,000	1,163,800
Cummins, Inc.	3,220	338,873
Danaher Corp.	7,758	423,044
Deere & Co.	6,600	568,128
Dover Corp.	2,800	188,244
Eaton Corp.	5,600	289,352
Flowserve Corp.	700	84,861
Illinois Tool Works, Inc. (a)	7,500	429,900
Ingersoll-Rand PLC	5,100	254,490
Joy Global, Inc.	1,600	143,440
PACCAR, Inc.	5,600	280,000
Pall Corp.	4,700	263,670
Parker Hannifin Corp.	2,400	213,240
Snap-on, Inc.	600	36,192

		4,677,234
Professional Services 0.1%
Dun & Bradstreet Corp.	500	40,105
Equifax, Inc.	1,400	52,906
Robert Half International, Inc.	2,100	57,897

		150,908
Road & Rail 0.8%
CSX Corp.	5,900	467,870
Norfolk Southern Corp.	5,500	403,205
Ryder System, Inc.	400	22,000
Union Pacific Corp.	7,542	791,684

		1,684,759
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	3,800	126,084
W.W. Grainger, Inc.	900	135,963

		262,047
Information Technology 16.5%
Communications Equipment 2.0%
Cisco Systems, Inc.	86,552	1,454,074
F5 Networks, Inc.*	1,200	136,296
Harris Corp.	1,900	93,936
JDS Uniphase Corp.*	4,500	90,855
Juniper Networks, Inc.*	8,300	303,863
Motorola Mobility Holdings, Inc.* (a)	4,725	118,786
Motorola Solutions, Inc.*	5,400	258,498
QUALCOMM, Inc.	28,128	1,648,020
Tellabs, Inc.	6,500	29,705

		4,134,033
Computers & Peripherals 4.0%
Apple, Inc.*	14,438	5,021,970
Dell, Inc.*	26,600	427,728
EMC Corp.* (a)	32,200	916,734
Hewlett-Packard Co.	34,496	1,289,460
Lexmark International, Inc. "A"*	1,600	47,648
NetApp, Inc.* (a)	5,400	295,758
SanDisk Corp.*	3,200	152,064
Western Digital Corp.*	4,000	146,600

		8,297,962
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	2,400	129,744
Corning, Inc.	22,900	461,435
FLIR Systems, Inc.	2,700	97,605
Jabil Circuit, Inc.	1,800	38,844
Molex, Inc. (a)	1,900	52,003

		779,631
Internet Software & Services 1.5%
Akamai Technologies, Inc.*	2,700	91,624
eBay, Inc.*	18,100	564,177
Google, Inc. "A"*	4,049	2,142,002
Monster Worldwide, Inc.*	800	12,336
VeriSign, Inc.	2,400	84,048
Yahoo!, Inc.* (a)	19,700	326,035

		3,220,222
IT Services 2.9%
Automatic Data Processing, Inc. (a)	9,400	518,034
Cognizant Technology Solutions Corp. "A"*	4,600	349,784
Computer Sciences Corp.	2,600	103,714
Fidelity National Information Services, Inc.	4,000	128,720
Fiserv, Inc.*	2,200	141,944
International Business Machines Corp.	19,013	3,211,866
MasterCard, Inc. "A"	1,500	430,575
Paychex, Inc. (a)	4,400	142,120
SAIC, Inc.*	3,500	61,460
Teradata Corp.*	2,400	133,896
Total System Services, Inc.	1,693	31,490
Visa, Inc. "A" (a)	7,600	616,056
Western Union Co.	9,200	189,152

		6,058,811
Office Electronics 0.1%
Xerox Corp.	20,748	211,837
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	6,700	58,156
Altera Corp.	4,100	197,169
Analog Devices, Inc.	5,800	238,786
Applied Materials, Inc.	18,200	250,796
Broadcom Corp. "A"*	6,900	248,262
First Solar, Inc.* (a)	800	99,400
Intel Corp.	85,094	1,915,466
KLA-Tencor Corp.	2,800	120,680
Linear Technology Corp. (a)	3,200	110,688
LSI Corp.*	5,500	41,195
MEMC Electronic Materials, Inc.*	5,000	52,600
Microchip Technology, Inc. (a)	2,700	106,731
Micron Technology, Inc.*	15,200	155,040
National Semiconductor Corp.	4,100	100,573
Novellus Systems, Inc.*	1,700	61,659
NVIDIA Corp.*	8,400	168,336
Teradyne, Inc.*	1,800	28,818
Texas Instruments, Inc. (a)	17,300	610,690
Xilinx, Inc. (a)	3,800	135,584

		4,700,629
Software 3.3%
Adobe Systems, Inc.*	7,200	249,336
Autodesk, Inc.*	2,900	124,642
BMC Software, Inc.*	2,600	145,158
CA, Inc.	6,200	145,080
Citrix Systems, Inc.*	2,600	227,812
Compuware Corp.*	2,400	24,456
Electronic Arts, Inc.*	5,200	126,932
Intuit, Inc.*	4,200	226,674
Microsoft Corp.	115,870	2,897,908
Oracle Corp.	63,099	2,159,248
Red Hat, Inc.*	2,900	126,440
Salesforce.com, Inc.* (a)	1,800	274,068
Symantec Corp.*	11,100	217,005

		6,944,759
Materials 3.3%
Chemicals 2.0%
Air Products & Chemicals, Inc.	3,200	304,288
Airgas, Inc.	1,200	82,896
CF Industries Holdings, Inc.	1,000	153,780
Dow Chemical Co.	22,100	798,473
E.I. du Pont de Nemours & Co.	14,087	750,837
Eastman Chemical Co.	1,200	127,020
Ecolab, Inc. (a)	4,000	219,520
FMC Corp.	900	75,915
International Flavors & Fragrances, Inc.	900	57,654
Monsanto Co.	7,900	561,216
PPG Industries, Inc. (a)	2,500	221,750
Praxair, Inc. (a)	4,500	476,280
Sigma-Aldrich Corp. (a)	2,200	154,638
The Sherwin-Williams Co.	1,300	114,192

		4,098,459
Construction Materials 0.0%
Vulcan Materials Co.	2,000	80,980
Containers & Packaging 0.1%
Ball Corp. (a)	3,000	118,530
Bemis Co., Inc.	2,300	76,176
Owens-Illinois, Inc.*	2,100	67,452
Sealed Air Corp.	1,800	46,224

		308,382
Metals & Mining 1.0%
AK Steel Holding Corp.	800	12,240
Alcoa, Inc. (a)	14,800	248,788
Allegheny Technologies, Inc.	1,100	73,700
Cliffs Natural Resources, Inc.	2,400	217,680
Freeport-McMoRan Copper & Gold, Inc.	14,332	740,105
Newmont Mining Corp.	7,500	424,275
Nucor Corp. (a)	4,500	190,530
Titanium Metals Corp.*	700	13,111
United States Steel Corp. (a)	2,363	108,958

		2,029,387
Paper & Forest Products 0.2%
International Paper Co.	6,300	196,686
MeadWestvaco Corp. (a)	3,500	119,070

		315,756
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	92,196	2,909,706
CenturyLink, Inc.	9,039	390,394
Frontier Communications Corp. (a)	15,875	140,494
Verizon Communications, Inc.	42,458	1,567,974
Windstream Corp.	8,100	108,945

		5,117,513
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	6,400	355,072
MetroPCS Communications, Inc.*	2,500	44,750
Sprint Nextel Corp.* (a)	41,200	241,020

		640,842
Utilities 3.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	7,592	290,015
Duke Energy Corp. (a)	25,300	474,375
Edison International	4,900	192,864
Entergy Corp.	2,895	197,294
Exelon Corp.	9,600	401,760
FirstEnergy Corp.	5,504	245,589
NextEra Energy, Inc.	6,154	356,624
Northeast Utilities	3,000	105,720
Pepco Holdings, Inc.	3,700	73,889
Pinnacle West Capital Corp.	1,900	85,994
PPL Corp.	8,100	228,339
Progress Energy, Inc.	4,500	214,290
Southern Co.	15,553	623,364

		3,490,117
Gas Utilities 0.1%
Nicor, Inc.	500	27,480
ONEOK, Inc.	2,400	170,616

		198,096
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	10,800	139,968
Constellation Energy Group, Inc.	2,700	100,386
NRG Energy, Inc.*	5,300	131,228

		371,582
Multi-Utilities 1.1%
Ameren Corp.	3,200	95,072
CenterPoint Energy, Inc.	6,600	127,578
CMS Energy Corp.	2,300	45,862
Consolidated Edison, Inc.	4,400	233,464
Dominion Resources, Inc. (a)	9,100	434,252
DTE Energy Co.	2,700	139,374
Integrys Energy Group, Inc.	1,400	73,276
NiSource, Inc.	4,600	93,380
PG&E Corp.	5,600	242,928
Public Service Enterprise Group, Inc.	8,100	271,350
SCANA Corp.	1,700	69,139
Sempra Energy	3,400	187,578
TECO Energy, Inc.	1,900	36,480
Wisconsin Energy Corp.	2,800	87,556
Xcel Energy, Inc.	6,200	153,388

		2,290,677

Total Common Stocks (Cost $139,319,402)		191,174,018
Securities Lending Collateral 12.4%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $25,702,392)	25,702,392	25,702,392
Cash Equivalents 3.7%
Central Cash Management Fund, 0.13% (b) (Cost $7,690,763)	7,690,763	7,690,763

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $172,712,557) †	108.2	224,567,173
Other Assets and Liabilities, Net	(8.2)	(16,927,047)

Net Assets	100.0	207,640,126

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $177,436,980.  At May 31, 2011, net unrealized appreciation  for all securities based on tax cost was $47,130,193.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,234,725 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,104,532.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2011 amounted to $25,409,866 which is 12.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At May 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Australian Treasury Bond	AUD	6/15/2011	575	65,163,529	1,263,895
10 Year Japanese Government Bond	JPY	6/9/2011	15	25,879,647	76,221
S&P 500 E-Mini Index	USD	6/17/2011	124	8,332,180	197,930
S&P 500 Index	USD	6/16/2011	24	8,063,400	255,900
Total unrealized appreciation					1,793,946

At May 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	USD	9/21/2011	425	52,108,984	(385,156)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	6	1,082,347	(22,128)
United Kingdom Long Gilt Bond	GBP	9/28/2011	189	37,333,456	—
Total unrealized depreciation					(407,284)

As of May 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,465,516	NOK	8,200,000	6/21/2011	56,028	UBS AG
USD	3,436,629	EUR	2,420,000	6/21/2011	40,617	UBS AG
USD	26,665,970	SEK	169,110,000	6/21/2011	678,003	UBS AG
USD	25,144,088	AUD	23,900,000	6/21/2011	269,448	UBS AG
USD	2,740,400	GBP	1,700,000	6/21/2011	53,329	UBS AG
USD	3,687,188	CAD	3,600,000	6/21/2011	26,776	UBS AG
Total unrealized appreciation					1,124,201

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NZD	24,090,000	USD	18,982,551	6/21/2011	(817,737)	UBS AG
GBP	1,070,000	USD	1,736,664	6/21/2011	(21,743)	UBS AG
JPY	786,470,000	USD	9,652,764	6/21/2011	(22,095)	UBS AG
NOK	50,020,000	USD	8,952,558	6/21/2011	(328,858)	UBS AG
CHF	29,230,000	USD	33,312,512	6/21/2011	(984,307)	UBS AG
Total unrealized depreciation					(2,174,740)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$191,174,018	$—	$—	$191,174,018
Short-Term Investments(d)	33,393,155	—	—	33,393,155
Derivatives(e)	1,793,946	1,124,201	—	2,918,147
Total	$226,361,119	$1,124,201	$—	$227,485,320
Liabilities
Derivatives(e)	$(407,284)	$(2,174,740)	$—	$(2,582,024)
Total	$(407,284)	$(2,174,740)	$—	$(2,582,024)

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$453,830	$—
Foreign Exchange Contracts	$—	$(1,050,539)
Interest Rate Contracts	$932,832	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011